                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6537

            Van Kampen Trust For Investment Grade New York Municipals
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/06

Item 1. Reports to Shareholders.

The Trust's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Trust for Investment Grade New York Municipals performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2006.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 04/30/06

TRUST FOR INVESTMENT GRADE NEW YORK MUNICIPALS
SYMBOL: VTN
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (03/27/92)           7.77%         7.05%

10-year                              7.54          7.64

5-year                               7.47          6.57

1-year                               3.29          6.35

6-month                              2.26          0.94
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers New York Municipal Bond Index is a broad-based statistical composite of New York municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2006

MARKET CONDITIONS

The economy continued to grow during the six-month period ended April 30, 2006, demonstrating some resiliency in the face of rising oil and other commodity prices, the Gulf Coast hurricanes, and emerging weakness in the housing market. This expansion was more modest in the final months of 2005, but gained considerable momentum in the first quarter.

Against the backdrop of growth and good employment data, the Federal Open Market Committee (the "Fed") continued raising the federal funds target rate during the period, implementing four additional increases of 25 basis points each. These moves brought the target rate to 4.75 percent. The final hike of the period represented the fifteenth consecutive increase--the longest stretch of increases in 25 years. As the period came to a close, market observers speculated about the Fed's near-term intentions, given the central bank's view that although longer-term inflation currently appeared contained, commodity prices could amplify inflationary pressures.

Returns across the municipal bond market varied significantly. As investors sought income opportunities, lower rated bonds outpaced investment-grade bonds by a wide margin. Long-term bonds earned the best returns, broadly speaking, while bonds in the three-to-seven year range posted the most muted gains.

Municipal bond issuance was robust during the final months of 2005. (In fact, 2005 marked a record high for municipal bond volume.) The tide changed in 2006, however. As rising rates discouraged issuers from refinancing debt, national municipal issuance dropped by approximately 25 percent in the first four months of the year versus the same period in 2005. While supply ebbed, the market's appetite for municipal bonds remained strong, with particularly heavy demand from high yield municipal bond funds.

Although slowing refunding activity in 2006 contributed to a drop in issuance that was in line with national trends, New York remained a leading issuer of municipal bonds during the period. The state currently enjoys a stable credit outlook, and economic growth has boosted state revenues. The securities and tourism industries count among the state's bright spots, as does the real estate market. Growth in professional and business services has served as a catalyst for employment gains in the New York City metropolitan area and the Hudson Valley region. Manufacturing activity, especially in upstate New York, remains a notable pocket of economic weakness, however.

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the trust outperformed its benchmark index, the Lehman Brothers New York Municipal Bond Index. On a market price basis, the trust underperformed its benchmark.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2006

--------------------------------------------------------------
      BASED ON     BASED ON     LEHMAN BROTHERS NEW YORK
        NAV      MARKET PRICE     MUNICIPAL BOND INDEX

       2.26%        0.94%                1.56%
--------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. The Fed's policy of raising interest rates throughout the period made the trust's borrowing activity more expensive, which reduced the benefits of the trust's leverage activities.

We managed the trust according to a long-term "buy and hold" discipline anchored by rigorous research. We sought what we believed to be high quality bonds with attractive return potential and good liquidity. (Liquid securities are those for which there is a robust market of purchasers and sellers.) We also engaged in selective, opportunistic relative value trading, selling holdings to purchase those which we believed offer more attractive characteristics.

We sought opportunities to enhance the trust's yield during the period. For example, we added BBB rated tobacco revenue bonds. Our decision to increase tobacco bond exposure reflected our analytical findings of strong tobacco industry fundamentals and an improving litigation environment. As of the close of the period, tobacco issues represented more than 10 percent of the trust's bonds. We also increased the trust's stake in health care, housing, airline and airline facility issues.

Based on our view that interest rates would continue to rise, with longer-term rates advancing less rapidly, we kept the trust's duration shorter than its benchmark's. (Duration is a measure of interest rate sensitivity.) The trust also benefited from its emphasis on bonds with long maturities, which outperformed bonds with shorter maturities. Our purchases favored bonds with maturities of 20 years and longer. In contrast, we sold intermediate- and short-term bonds with maturities of 15 years and less. Short-term pre-refunded issues were also included among our sales. Consistent with our quality-driven approach, 100 percent of bonds in the portfolio carried investment-grade ratings of BBB or higher at the close of the period, while 72 percent were rated AA or higher. The trust's portfolio was well-represented across the major sectors of the municipal bond market. As of the close of the period, the trust's largest allocations were to the general purpose, hospital, tobacco settlement, public transportation and student housing sectors.

VTN's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the trust in the future.

RATINGS ALLOCATION AS OF APRIL 30,          TOP 5 SECTORS AS OF APRIL 30, 2006
2006                                        General Purpose               14.3%
AAA/Aaa                        46.9%        Hospital                         12.8
AA/Aa                           25.3        Tobacco Settlement            10.2
A/a                              10.6       Public Transportation          8.7
BBB/Baa                         17.2        Student Housing                7.9

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.
 4

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at
       (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW YORK MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  155.8%
          NEW YORK  148.1%
$1,000    Amherst, NY Indl Dev Agy Civic Fac Rev UBF Fac
          Student Hsg Ser A (AMBAC Insd).................. 5.750%   08/01/25   $   1,090,000
 1,000    Amherst, NY Indl Dev Agy Civic Fac Rev UBF Fac
          Student Hsg Ser B (AMBAC Insd).................. 5.750    08/01/30       1,090,000
 1,250    Erie Cnty, NY Indl Dev Agy Sch Fac Rev City of
          Buffalo Proj (FSA Insd)......................... 5.750    05/01/19       1,367,337
 1,500    Erie Cnty, NY Indl Dev Agy Sch Fac Rev City of
          Buffalo Proj (FSA Insd)......................... 5.750    05/01/20       1,640,805
 1,250    Erie Cnty, NY Indl Dev Agy Sch Fac Rev City of
          Buffalo Proj (FSA Insd)......................... 5.750    05/01/23       1,360,450
 1,000    Erie Cnty, NY Pub Impt Ser C (Prerefunded @
          07/01/10) (AMBAC Insd).......................... 5.500    07/01/29       1,079,380
 1,000    Essex Cnty, NY Indl Dev Agy Rev Intl Paper Ser A
          Rfdg (AMT)...................................... 5.200    12/01/23       1,004,520
 1,610    Grand Central NY Dist Mgmt Assn Inc Cap Impt
          Business Impt & Rfdg (a)........................ 5.000    01/01/16       1,680,244
 1,500    Hempstead Town, NY Indl Dev Agy Civic Fac Rev
          Adelphi Univ Civic Fac.......................... 5.000    10/01/30       1,529,085
 2,000    Islip, NY Res Recovery Agy Rev 1985 Fac Ser B
          (AMT) (AMBAC Insd).............................. 7.250    07/01/11       2,307,540
 1,110    Islip, NY Res Recovery Agy Rev 1985 Fac Ser E
          (AMT) (FSA Insd) (a)............................ 5.750    07/01/18       1,213,663
 1,100    Islip, NY Res Recovery Agy Rev 1985 Fac Ser E
          (AMT) (FSA Insd)................................ 5.750    07/01/20       1,202,729
12,500    Long Island Pwr Auth NY Elec Sys Rev Gen Ser A
          (FGIC Insd)..................................... 5.250    12/01/20      13,500,625
 1,000    Long Island Pwr Auth NY Elec Sys Rev Gen Ser
          B............................................... 5.000    12/01/35       1,024,250
 4,000    Long Island Pwr Auth NY Elec Sys Rev Gen Ser
          C............................................... 5.500    09/01/19       4,294,000
 1,500    Long Island Pwr Auth NY Elec Sys Rev Gen Ser
          C............................................... 5.500    09/01/21       1,610,250
 1,000    Madison Cnty, NY Indl Dev Agy Morrisville St
          College Foundation Ser A (CIFG Insd)............ 5.000    06/01/28       1,034,820
 3,300    Metropolitan Trans Auth NY Rev Ser A (AMBAC
          Insd)........................................... 5.000    11/15/33       3,410,022
 4,000    Metropolitan Trans Auth NY Rev Ser A Rfdg (AMBAC
          Insd)........................................... 5.500    11/15/19       4,335,320
 5,000    Metropolitan Trans Auth NY Rev Ser A Rfdg (FSA
          Insd)........................................... 5.000    11/15/30       5,126,900
 4,000    Metropolitan Trans Auth NY Svc Contract Ser A
          Rfdg............................................ 5.125    01/01/29       4,148,720
 1,115    Monroe Woodbury, NY Cent Sch Ser A Rfdg (FGIC
          Insd)........................................... 5.000    05/15/19       1,170,304
 1,500    Montgomery Cnty, NY Indl Dev Agy Lease Rev HFM
          Boces Ser A (XLCA Insd)......................... 5.000    07/01/24       1,547,115
 1,500    Montgomery Cnty, NY Indl Dev Agy Lease Rev HFM
          Boces Ser A (XLCA Insd)......................... 5.000    07/01/34       1,536,300

See Notes to Financial Statements                                              7

VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW YORK MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$1,125    Nassau Cnty, NY Impt Ser E (FSA Insd)
          (Prerefunded @ 03/01/10)........................ 6.000%   03/01/20   $   1,218,690
 2,000    Nassau Cnty, NY Interim Fin Auth Sales Tax Secd
          Ser A (Prerefunded @ 11/15/10).................. 5.750    11/15/15       2,173,600
   730    Nassau Cnty, NY Interim Fin Auth Sales Tax Secd
          Ser A1 (AMBAC Insd)............................. 5.375    11/15/15         785,232
 3,000    Nassau Cnty, NY Tob Settlement Corp Ser A-3..... 5.000    06/01/35       2,912,580
 5,000    Nassau Cnty, NY Tob Settlement Corp Ser A-3..... 5.125    06/01/46       4,858,950
 2,000    New York City Fiscal 2003 Ser I................. 5.750    03/01/16       2,187,780
 5,600    New York City Hsg Dev Corp Cap Fd Pgm NYC Hsg
          Auth Pgm Ser A (FGIC Insd)...................... 5.000    07/01/25       5,793,312
 2,330    New York City Hsg Dev Corp Multi-Family Hsg Rev
          Ser C (AMT) (a)................................. 4.800    05/01/37       2,250,174
 4,000    New York City Hsg Dev Corp Multi-Family Hsg Rev
          Ser J-1......................................... 4.850    05/01/36       3,981,160
 2,500    New York City Hsg Dev Corp Multi-Family Hsg Rev
          Ser L (AMT)..................................... 5.050    11/01/39       2,487,575
 1,110    New York City Indl Dev Agy Brooklyn Navy Yard
          (AMT)........................................... 5.650    10/01/28       1,114,717
 1,355    New York City Indl Dev Agy Civic Fac Rev
          Nightingale Bamford Sch Rfdg (AMBAC Insd)....... 5.250    01/15/19       1,440,988
 3,375    New York City Indl Dev Agy Rev Liberty
          Interactive Corp................................ 5.000    09/01/35       3,389,782
 6,230    New York City Indl Dev Agy Spl Fac Rev Rols RR
          II (Inverse Fltg) (AMT) (Acquired 12/09/05, Cost
          $6,945,702) (c)................................. 6.891    01/01/19       6,952,244
 1,230    New York City Indl Dev Civic YMCA Gtr NY Proj... 5.850    08/01/08       1,270,098
 1,450    New York City Indl Dev Civic YMCA Gtr NY Proj... 5.800    08/01/16       1,496,197
 2,000    New York City Muni Wtr Fin Auth Wtr & Swr Sys
          Rev Ser B (FSA Insd)............................ 5.000    06/15/29       2,059,240
 4,835    New York City Muni Wtr Fin Auth Wtr & Swr Sys
          Rev Ser C (MBIA Insd)........................... 5.000    06/15/28       5,012,299
 2,650    New York City Muni Wtr Fin Ser B................ 6.000    06/15/33       2,886,777
   435    New York City Ser E (Escrowed to Maturity) (MBIA
          Insd)........................................... 6.200    08/01/08         458,729
 1,065    New York City Ser E (MBIA Insd)................. 6.200    08/01/08       1,122,382
 1,200    New York City Ser G............................. 5.250    08/01/16       1,265,304
 5,000    New York City Ser G............................. 5.000    08/01/24       5,153,500
 3,000    New York City Ser G............................. 5.000    12/01/24       3,083,190
 2,000    New York City Ser G............................. 5.000    12/01/25       2,054,020
 2,115    New York City Ser G............................. 5.000    12/01/26       2,169,102
 1,250    New York City Ser K............................. 5.625    08/01/13       1,320,812
 4,000    New York City Ser K............................. 5.000    08/01/24       4,117,720
 3,000    New York City Sub Ser F-1....................... 5.000    09/01/25       3,086,670
 8,750    New York City Transitional Cultural Res Rev
          Amern Museum Nat History Ser A Rfdg (MBIA
          Insd)........................................... 5.000    07/01/44       8,952,737

 8                                             See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW YORK MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$3,500    New York City Transitional Fin Auth Rev Future
          Tax Secd Ser B (MBIA Insd)...................... 5.250%   05/01/16   $   3,753,645
 2,500    New York City Transitional Fin Auth Rev Future
          Tax Secd Ser C (AMBAC Insd)..................... 5.250    08/01/21       2,656,850
 6,000    New York City Transitional Fin Auth Rev Future
          Tax Secd Ser D (MBIA Insd)...................... 5.250    02/01/19       6,381,840
 3,750    New York Cnty Tob Tr IV Settlement Pass Thru Ser
          A............................................... 5.000    06/01/45       3,573,900
   745    New York St Dorm Auth Lease Rev Master Boces Pgm
          (FSA Insd)...................................... 5.250    08/15/21         792,911
   500    New York St Dorm Auth Lease Rev Master Boces Pgm
          (FSA Insd)...................................... 5.250    08/15/23         532,155
 2,150    New York St Dorm Auth Lease Rev Master Boces Pgm
          Ser A (FSA Insd) (a)............................ 5.250    08/15/16       2,289,470
 1,000    New York St Dorm Auth Lease Rev Master Boces Pgm
          Ser A (FSA Insd)................................ 5.250    08/15/17       1,057,860
 5,200    New York St Dorm Auth Rev Catholic Hlth L.I.
          Oblig Grp....................................... 5.000    07/01/27       5,201,352
 2,750    New York St Dorm Auth Rev Catholic Hlth L.I.
          Oblig Grp....................................... 5.100    07/01/34       2,751,815
 3,500    New York St Dorm Auth Rev City Univ Cons Third
          Ser 1 (FGIC Insd)............................... 5.250    07/01/25       3,657,045
 3,125    New York St Dorm Auth Rev City Univ Sys Cons Ser
          A............................................... 5.625    07/01/16       3,437,969
 2,500    New York St Dorm Auth Rev Cons City Univ Sys
          Second Gen Ser A................................ 5.750    07/01/13       2,719,675
 1,670    New York St Dorm Auth Rev Dept Ed (a)........... 5.250    07/01/19       1,762,368
 2,500    New York St Dorm Auth Rev Dept Hlth Ser A (CIFG
          Insd)........................................... 5.000    07/01/25       2,582,500
 2,500    New York St Dorm Auth Rev Grace Manor Hlthcare
          Fac............................................. 6.150    07/01/18       2,560,175
 3,800    New York St Dorm Auth Rev Hosp (MBIA Insd)...... 5.000    08/01/33       3,912,404
 2,340    New York St Dorm Auth Rev Insd Brooklyn Law Sch
          Ser B (XLCA Insd)............................... 5.375    07/01/23       2,506,421
 1,425    New York St Dorm Auth Rev Insd John T Mather Mem
          Hosp Rfdg (Connie Lee Insd) (a)................. 6.500    07/01/08       1,503,432
 1,000    New York St Dorm Auth Rev Insd John T Mather Mem
          Hosp Rfdg (Connie Lee Insd)..................... 6.500    07/01/10       1,100,630
 1,720    New York St Dorm Auth Rev Insd John T Mather Mem
          Hosp Rfdg (Connie Lee Insd) (a)................. 6.500    07/01/11       1,926,331
 1,000    New York St Dorm Auth Rev Insd NY Univ Ser 2
          (AMBAC Insd).................................... 5.000    07/01/41       1,015,640
   890    New York St Dorm Auth Rev Mental Hlth Fac Ser B
          (a)............................................. 5.250    02/15/22         937,918
 1,660    New York St Dorm Auth Rev Mental Hlth Svc Ser B
          (MBIA Insd)..................................... 5.250    08/15/31       1,723,063

See Notes to Financial Statements                                              9

VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW YORK MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$3,500    New York St Dorm Auth Rev Mtg Montefiore Hosp
          (FGIC Insd)..................................... 5.000%   08/01/29   $   3,606,120
 9,000    New York St Dorm Auth Rev Mtg Montefiore Hosp
          (FGIC Insd)..................................... 5.000    08/01/33       9,240,120
 2,525    New York St Dorm Auth Rev Non St Supported Debt
          Insd Providence Rest (ACA Insd)................. 5.125    07/01/30       2,578,580
 2,000    New York St Dorm Auth Rev Non St Supported Debt
          Insd Providence Rest (ACA Insd)................. 5.000    07/01/35       2,010,820
 4,000    New York St Dorm Auth Rev Non St Supported Debt
          Mtg Hosp Spl Surgery (MBIA Insd)................ 5.000    08/15/29       4,136,360
 5,000    New York St Dorm Auth Rev Non St Supported Debt
          Saint Lukes Roosevelt Hosp (FHA Gtd)............ 4.800    08/15/25       5,008,600
 1,000    New York St Dorm Auth Rev Sch Dist Fin Pgm Ser C
          (MBIA Insd)..................................... 5.375    10/01/15       1,080,720
 1,500    New York St Dorm Auth Rev Sch Dist Fin Pgm Ser D
          (MBIA Insd)..................................... 5.500    10/01/17       1,624,110
 1,000    New York St Dorm Auth Rev Sch Dist Fin Pgm Ser I
          (MBIA Insd)..................................... 5.750    10/01/18       1,098,550
 3,000    New York St Dorm Auth Rev Secd Hosp North Gen
          Hosp Rfdg....................................... 5.750    02/15/18       3,260,280
 1,000    New York St Dorm Auth Rev St Univ Ed Fac 1989
          Res (MBIA Insd)................................. 6.000    05/15/15       1,093,530
 2,000    New York St Dorm Auth Rev St Univ Ed Fac 1989
          Res (MBIA Insd)................................. 6.000    05/15/16       2,187,840
 3,600    New York St Dorm Auth Rev St Univ Ed Fac Ser A
          (MBIA Insd)..................................... 5.250    05/15/15       3,866,292
 5,010    New York St Dorm Auth Rev St Univ Ed Fac Ser B.. 5.250    05/15/19       5,355,139
   300    New York St Environmental Fac Corp Pollutn Ctl
          Rev St Wtr Revolving Fd Ser A (Escrowed to
          Maturity)....................................... 5.750    06/15/12         332,055
    95    New York St Environmental Fac Corp Pollutn Ctl
          Rev St Wtr Ser 02............................... 5.750    06/15/12         104,698
   500    New York St Environmental Fac Corp Pollutn Ctl
          Rev St Wtr Ser 02 (Escrowed to Maturity)........ 5.750    06/15/12         553,425
 1,000    New York St Environmental Fac Corp St Clean Wtr
          & Drinking Revolving Fd Muni Wtr Proj Ser B..... 5.250    06/15/20       1,067,260
 1,640    New York St Environmental Fac Corp St Clean Wtr
          & Drinking Revolving Fd Pooled Fin Pgm I........ 5.250    09/15/19       1,747,896
 1,565    New York St Environmental Fac Corp St Clean Wtr
          & Drinking Revolving Fd Ser B................... 5.000    06/15/20       1,629,916
 3,695    New York St Environmental Fac Corp St Clean Wtr
          & Drinking Revolving Fd Ser B (a)............... 5.000    06/15/21       3,854,550
 3,500    New York St Hsg Fin Agy Rev Multi-Family Hsg
          Secd Mtg Pgm Ser A (AMT)........................ 7.050    08/15/24       3,544,485

 10                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW YORK MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$1,200    New York St Hsg Fin Agy Rev Newburgh Interfaith
          Hsg Ser A (a)................................... 7.050%   11/01/12   $   1,246,752
 1,250    New York St Hsg Fin Agy St Personal Income Tax
          Rev Econ Dev & Hsg Ser A (FGIC Insd)............ 5.000    09/15/34       1,286,788
 2,125    New York St Hsg Fin Agy St Personal Income Tax
          Rev Econ Dev & Hsg Ser A (a).................... 5.000    09/15/25       2,211,254
 1,075    New York St Hsg Fin Agy St Personal Income Tax
          Rev Econ Dev & Hsg Ser A........................ 5.250    09/15/19       1,145,929
 2,000    New York St Hsg Fin Agy St Personal Income Tax
          Rev Econ Dev & Hsg Ser A........................ 5.250    09/15/21       2,133,340
 7,000    New York St Loc Govt Assistance Corp Ser E
          Rfdg............................................ 6.000    04/01/14       7,909,650
 5,500    New York St Mtg Agy Rev Homeowner Mtg Ser 130
          (AMT)........................................... 4.650    04/01/27       5,383,840
 2,250    New York St Mtg Agy Rev Homeowner Mtg Ser 130
          (AMT)........................................... 4.800    10/01/37       2,200,253
   965    New York St Mtg Agy Rev Homeowner Mtg Ser 71
          (AMT)........................................... 5.400    04/01/29         980,006
 7,280    New York St Mtg Agy Rev Homeowner Mtg Ser 79
          (AMT)........................................... 5.300    04/01/29       7,429,750
 1,990    New York St Mtg Agy Rev Ser 101 (AMT)........... 5.400    04/01/32       2,030,457
 2,000    New York St Twy Auth Svc Contract Rev Loc Hwy &
          Brdg............................................ 5.500    04/01/16       2,163,380
 4,650    New York St Urban Dev Corp Rev Correctional Fac
          Ser A Rfdg...................................... 5.500    01/01/14       5,004,563
 1,625    New York St Urban Dev Corp Rev Proj Ctr for Indl
          Innovation Rfdg................................. 5.500    01/01/13       1,758,055
 1,000    Niagara Falls, NY City Sch Dist Ctf Partn High
          Sch Fac Rfdg (FSA Insd)......................... 5.000    06/15/25       1,032,890
 1,060    Niagara Falls, NY Wtr Treatment Plant (AMT)
          (MBIA Insd)..................................... 7.250    11/01/10       1,198,118
 3,570    Niagara, NY Frontier Auth Trans Arpt Rev Buffalo
          Niagara Intl Arpt Ser A (AMT) (MBIA Insd)....... 5.625    04/01/29       3,755,747
 2,500    Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK
          Intl Arpt Terminal 6 (AMT) (MBIA Insd).......... 5.750    12/01/25       2,570,850
 5,000    Port Auth, NY & NJ Cons 132nd Ser............... 5.000    09/01/26       5,165,300
 1,000    Rockland Cnty, NY Solid Waste Mgmt Auth Ser B
          (AMT) (AMBAC Insd).............................. 5.125    12/15/28       1,033,020
 1,250    Sodus, NY Ctr Sch Dist Rfdg (FGIC Insd) (a)..... 5.125    06/15/17       1,322,038
 1,000    Tobacco Settlement Fin Corp NY Ser C-1.......... 5.500    06/01/22       1,067,910
 1,000    Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser
          A............................................... 5.250    01/01/17       1,062,060
 6,945    Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser
          A............................................... 5.250    01/01/18       7,376,007
 1,815    Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser
          A............................................... 5.000    01/01/32       1,848,523

See Notes to Financial Statements                                             11

VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW YORK MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$1,600    Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser
          B Rfdg.......................................... 5.125%   11/15/29   $   1,672,368
 2,000    Triborough Brdg & Tunl Auth NY Rev Rfdg (MBIA
          Insd)........................................... 5.000    11/15/32       2,050,980
12,500    Tsasc, Inc NY Ser 1............................. 5.000    06/01/34      12,141,250
10,000    Tsasc, Inc NY Ser 1............................. 5.125    06/01/42       9,758,600
 1,360    Warren & Wash Cnty NY Indl Dev Agy Civic Fac Rev
          Glens Falls Hosp Proj Ser A (FSA Insd).......... 5.000    12/01/35       1,392,286
   635    West Islip, NY Un Free Sch Dist Rfdg (FSA
          Insd)........................................... 5.000    10/01/18         670,389
 7,000    Westchester Tob Asset Securitization Corp NY.... 5.125    06/01/45       6,804,070
 1,145    Western Nassau Cnty, NY Wtr Auth Wtr Sys Rev
          (AMBAC Insd).................................... 5.000    05/01/26       1,190,880
 4,500    Yonkers, NY Indl Dev Agy Civic Cmnty Dev Ppty
          Yonkers Inc Ser A (Prerefunded @ 02/01/11)
          (b)............................................. 6.625    02/01/26       5,073,750
                                                                               -------------
                                                                                 376,749,708
                                                                               -------------
          PUERTO RICO  5.8%
 8,000    Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev Ser
          Y (FSA Insd).................................... 6.250    07/01/21       9,650,160
 5,000    Puerto Rico Pub Bldg Auth Rev Govt Fac Ser I
          (Comwlth Gtd)................................... 5.250    07/01/33       5,194,850
                                                                               -------------
                                                                                  14,845,010
                                                                               -------------
          U. S. VIRGIN ISLANDS  1.9%
 1,500    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes
          Ln Nt Ser A..................................... 6.375    10/01/19       1,643,550
 3,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes
          Ln Nt Ser A (ACA Insd).......................... 6.125    10/01/29       3,253,320
                                                                               -------------
                                                                                   4,896,870
                                                                               -------------
TOTAL INVESTMENTS  155.8%
  (Cost $383,982,604).......................................................     396,491,588
OTHER ASSETS IN EXCESS OF LIABILITIES  1.2%.................................       3,110,220
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (57.0%).................    (145,118,571)
                                                                               -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%..............................   $ 254,483,237
                                                                               =============

Percentages are calculated as a percentage of net assets applicable to common shares.

(a) The Trust owns 100% of the outstanding bond issuance.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

 12                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW YORK MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

(c) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.7% of net assets applicable to common shares.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CIFG--CDC IXIS Financial Guaranty

Comwlth--Commonwealth of Puerto Rico

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF APRIL 30, 2006

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 5-Year Futures June 06 (Current Notional
  Value $104,156 per contract)..............................     415         $297,859
                                                                 ===         ========

SWAP AGREEMENTS OUTSTANDING AS OF APRIL 30, 2006

INTEREST RATE SWAPS

                                               PAY/
                                             RECEIVE                          NOTIONAL    UNREALIZED
                                             FLOATING   FIXED    EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY            FLOATING RATE INDEX    RATE      RATE       DATE       (000)     DEPRECIATION
JP Morgan Chase Bank,
  N.A. ...............  USD-BMA Municipal
                        Swap Index           Receive    4.375%    07/11/26      5,400      $  5,511
JP Morgan Chase Bank,
  N.A. ...............  USD-BMA Municipal
                        Swap Index           Receive    4.137     06/28/26     $8,130       235,391
                                                                                         -------------
                                                                                           $240,902
                                                                                         =============

See Notes to Financial Statements                                             13

VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW YORK MUNICIPALS

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2006 (Unaudited)

ASSETS:
Total Investments (Cost $383,982,604).......................  $396,491,588
Receivables:
  Interest..................................................     5,834,286
  Investments Sold..........................................     4,246,551
Swap Contracts..............................................       240,902
Other.......................................................         3,533
                                                              ------------
    Total Assets............................................   406,816,860
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     5,208,356
  Custodian Bank............................................       707,229
  Investment Advisory Fee...................................       180,995
  Income Distributions--Common Shares.......................        67,442
  Variation Margin on Futures...............................        64,844
  Other Affiliates..........................................        14,744
Trustees' Deferred Compensation and Retirement Plans........       838,419
Accrued Expenses............................................        63,023
                                                              ------------
    Total Liabilities.......................................     7,145,052
Preferred Shares (including accrued distributions)..........   145,188,571
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $254,483,237
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($254,483,237 divided by
  15,482,525 shares outstanding)............................  $      16.44
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 15,482,525 shares issued and
  outstanding)..............................................  $    154,825
Paid in Surplus.............................................   236,726,568
Net Unrealized Appreciation.................................    13,047,745
Accumulated Net Realized Gain...............................     3,983,630
Accumulated Undistributed Net Investment Income.............       570,469
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $254,483,237
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 5,800 issued with liquidation preference of
  $25,000 per share)........................................  $145,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $399,483,237
                                                              ============

 14                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW YORK MUNICIPALS

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 9,685,141
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,100,219
Preferred Share Maintenance.................................      208,682
Trustees' Fees and Related Expenses.........................       53,667
Custody.....................................................       34,734
Legal.......................................................       20,673
Other.......................................................      207,874
                                                              -----------
      Total Expenses........................................    1,625,849
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 8,059,292
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 3,543,238
  Futures...................................................    1,493,839
                                                              -----------
Net Realized Gain...........................................    5,037,077
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   19,031,014
                                                              -----------
  End of the Period:
    Investments.............................................   12,508,984
    Futures.................................................      297,859
    Swap Contracts..........................................      240,902
                                                              -----------
                                                               13,047,745
                                                              -----------
Net Unrealized Depreciation During the Period...............   (5,983,269)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $  (946,192)
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(2,413,075)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 4,700,025
                                                              ===========

See Notes to Financial Statements                                             15

VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW YORK MUNICIPALS

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2006     OCTOBER 31, 2005
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $  8,059,292        $  6,716,885
Net Realized Gain.......................................       5,037,077           4,363,302
Net Unrealized Depreciation During the Period...........      (5,983,269)         (6,212,049)
Distributions to Preferred Shareholders:
  Net Investment Income.................................      (1,470,838)         (1,327,678)
  Net Realized Gain.....................................        (942,237)            (23,825)
                                                            ------------        ------------
Change in Net Assets Applicable to Common Shares from
  Operations............................................       4,700,025           3,516,635

Distributions to Common Shareholders:
  Net Investment Income.................................      (6,595,558)         (5,823,024)
  Net Realized Gain.....................................      (3,912,434)           (280,125)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................      (5,807,967)         (2,586,514)

FROM CAPITAL TRANSACTIONS:
Proceeds from Common Shares Acquired Through Merger.....             -0-         155,848,861
                                                            ------------        ------------
TOTAL INCREASE/DECREASE IN NET ASSETS APPLICABLE TO
  COMMON SHARES.........................................      (5,807,967)        153,262,347
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     260,291,204         107,028,857
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $570,469 and $577,573,
  respectively).........................................    $254,483,237        $260,291,204
                                                            ============        ============

 16                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                            SIX MONTHS
                                              ENDED                   YEAR ENDED OCTOBER 31,
                                            APRIL 30,    ------------------------------------------------
                                               2006       2005      2004      2003     2002 (F)    2001
                                            -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $ 16.81     $ 17.23   $ 17.37   $ 17.59   $ 17.50    $ 16.64
                                             -------     -------   -------   -------   -------    -------
 Net Investment Income.....................      .52(a)     1.07      1.12      1.17      1.22       1.25
 Net Realized and Unrealized Gain/Loss.....     (.06)       (.29)      .31       .20       .20       1.19
 Common Share Equivalent of Distributions
 Paid to Preferred Shareholders:
   Net Investment Income...................     (.09)       (.21)     (.09)     (.06)     (.12)      (.25)
   Net Realized Gain.......................     (.06)        -0-*     (.02)     (.04)     (.03)      (.10)
                                             -------     -------   -------   -------   -------    -------
Total from Investment Operations...........      .31         .57      1.32      1.27      1.27       2.09
Distributions Paid to Common Shareholders:
 Net Investment Income.....................     (.43)       (.94)    (1.06)    (1.13)    (1.06)      (.98)
 Net Realized Gain.........................     (.25)       (.05)     (.40)     (.36)     (.12)      (.25)
                                             -------     -------   -------   -------   -------    -------
NET ASSET VALUE, END OF THE PERIOD.........  $ 16.44     $ 16.81   $ 17.23   $ 17.37   $ 17.59    $ 17.50
                                             =======     =======   =======   =======   =======    =======
Common Share Market Price at End of the
 Period....................................  $ 15.03     $ 15.57   $ 15.70   $ 16.60   $ 16.31    $ 16.22
Total Return (b)...........................    0.94%**     5.65%     3.24%    11.07%     7.98%     13.68%
Net Assets Applicable to Common Shares at
 End of the Period (In millions)...........  $ 254.5     $ 260.3   $ 107.0   $ 107.8   $ 109.1    $ 108.5
Ratio of Expenses to Average Net Assets
 Applicable to Common Shares (c)...........    1.27%       1.40%     1.37%     1.38%     1.45%      1.67%
Ratio of Net Investment Income to Average
 Net Assets Applicable to Common Shares
 (c).......................................    6.29%       6.24%     6.56%     6.73%     7.06%      7.22%
Portfolio Turnover.........................      25%**       41%       10%       22%       28%        15%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets
 Including Preferred Shares (c)............     .81%        .89%      .87%      .89%      .93%      1.07%
Ratio of Net Investment Income to Average
 Net Assets Applicable to Common Shares
 (d).......................................    5.14%       5.01%     6.04%     6.36%     6.35%      5.79%
SENIOR SECURITIES:
 Total Preferred Shares Outstanding........    5,800       5,800     2,400     2,400     2,400      2,400
 Asset Coverage Per Preferred Share (e)....  $68,909     $69,855   $69,600   $69,907   $70,457    $70,227
 Involuntary Liquidating Preference Per
   Preferred Share.........................  $25,000     $25,000   $25,000   $25,000   $25,000    $25,000
 Average Market Value Per Preferred
   Share...................................  $25,000     $25,000   $25,000   $25,000   $25,000    $25,000

*  Amount is less than $.01.

** Non-Annualized

(a)Based on average shares outstanding.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

(f)As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the period ended October 31, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses per share by $.01 and increase the ratio of net investment income to average net assets applicable to common shares by .05%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements                                             17

VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Trust for Investment Grade New York Municipals (the "Trust") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to provide a high level of current income exempt from federal as well as New York State and New York City income taxes, consistent with preservation of capital. The Trust will invest substantially all of its assets in New York municipal securities rated investment grade at the time of investment, but may invest up to 20% of its assets in unrated securities which are believed to be of comparable quality to those rated investment grade. The Trust commenced investment operations on March 27, 1992.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2006, there were no when-issued and delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

    At April 30, 2006 the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $383,566,971
                                                              ------------
Gross tax unrealized appreciation...........................  $ 14,122,752
Gross tax unrealized depreciation...........................    (1,198,135)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 12,924,617
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2005 was as follows:

Distributions paid from:
  Ordinary income...........................................  $    7,461
  Tax-exempt Income.........................................   7,120,900
  Long-Term capital gain....................................     296,637
                                                              ----------
                                                              $7,424,998
                                                              ==========

    As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $  163,785
Undistributed tax-exempt Income.............................     533,412
Undistributed long-term capital gain........................  $4,690,676

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets of the Trust.

    For the six months ended April 30, 2006, the Trust recognized expenses of approximately $7,900 representing legal services provided by Skadden, Arps, Slate, Meagher, & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2006, the Trust recognized expenses of approximately $24,100, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the

VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the six months ended April 30, 2006 and the year ended October 31, 2005, transactions in common shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2006     OCTOBER 31, 2005
Beginning Shares........................................     15,482,525           6,211,330
Shares Acquired Through Merger..........................            -0-           9,271,195
                                                             ----------          ----------
Ending Shares...........................................     15,482,525          15,482,525
                                                             ==========          ==========

    On October 28, 2005, the Trust acquired all of the assets and liabilities of Van Kampen New York Quality Municipal Trust (ticker symbol VNM) and Van Kampen New York Value Municipal Income Trust (ticker symbol VNV) through a tax free reorganization approved by VNM and VNV shareholders on October 21, 2005. The Trust issued 5,253,319 common shares and 1,800 Auction Preferred Shares (APS) with a net asset value of $88,308,273 and liquidation value of $45,000,000, respectively, in exchange for VNM's net assets. The Trust issued 4,017,876 common shares and 1,600 APS with a net asset value of $67,540,588 and liquidation value of $40,000,000, respectively, in exchange for VNV's net assets. The shares of VNM were converted into Trust shares at a ratio of
0.928864 to 1 and 1 to 1, for common shares and APS, respectively. The shares of VNV were converted into Trust shares at a ratio of .936312 to 1 and 1 to 1, for common shares and APS, respectively. Included in these net assets was a deferred compensation and retirement plan balance of $486,347 which is included with accumulated undistributed net investment income. Net unrealized appreciation of VNM and VNV as of October 28, 2005 were $5,509,076 and $5,816,625, respectively. The Trust assumed VNM and VNV's book to tax accretion differences, which resulted in a $456,025 increase to accumulated undistributed net investment income and a corresponding decrease to net unrealized appreciation. Combined net assets applicable to common shares on the day of reorganization were $260,233,331 and combined net assets including preferred shares were $405,233,331, which included gains or losses of $565,780 recognized for tax purposes on open future transactions at merger date of October 28, 2005. The Trust incurred merger expenses of $153,900, which represent costs related to the preparation, printing and distribution of the Proxy Statement/Prospectus, Reorganization Agreement and registration statements as well as legal, audit and filing fees.

VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $98,130,401 and $102,434,282, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an arrangement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury securities and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Trust's effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2006, were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2005.............................      633
Futures Opened..............................................    2.155
Futures Closed..............................................   (2,373)
                                                               ------
Outstanding at April 30, 2006...............................      415
                                                               ======

B. INTEREST RATE SWAPS The Trust may enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration

VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

management technique or to protect against any increase in the price of securities the Trust anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Trust will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Trust receiving or paying, as the case may be, only the net amount of the two payments. The Trust accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within unrealized appreciation/depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. If there is a default by the counterparty, the Trust will have contractual remedies pursuant to the agreements related to the transaction.

C. INDEXED SECURITY An inverse floating rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Trust to enhance the yield of the portfolio. These instruments are identified in the Portfolio of Investments.

6. PREFERRED SHARES

As of April 30, 2006, the Trust has outstanding 5,800 (APS). Series A contains 2,400 shares, Series B contains 1,800 shares and Series C contains 1,600 shares. Dividends are cumulative and the dividend rates are generally reset every 28 days for Series A and B, while Series C is generally reset every 7 days through an auction process. The average rate in effect on April 30, 2006 was 3.742%. During the six months ended April 30, 2006, the rates ranged from 2.200% to 4.770%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW YORK MUNICIPALS

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
c/o Computershare Investor Services
P.O. Box 43010
Providence, Rhode Island 02940-3010

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Dr.
Chicago, Illinois 60606

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Trust for Investment Grade New York Municipals

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Trust for Investment Grade New York Municipals

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

                                                           (continued on back)

  Van Kampen Trust for Investment Grade New York Municipals

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  VTN SAR 6/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-01556P-Y04/06

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Investment Grade New York Municipals

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 20, 2006

By: /s/ Phillip G. Goff
    ------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: June 20, 2006